Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Compensation Committee (for executive officers) and the Board (for non-employee directors) do not take material non-public information into account when determining the timing or terms of equity awards, and the Company does not time the disclosure of material non-public information to affect the value of executive compensation.
Award Timing Method	Annual equity awards are generally granted to executive officers on or about February 11th and may also be made in connection with an officer’s hiring or promotion. Annual equity awards to non-employee directors, which were previously granted on or about February 11th, are now granted on or about May 31st following the Company’s transition to a December 31st fiscal year-end effective January 1, 2024.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee (for executive officers) and the Board (for non-employee directors) do not take material non-public information into account when determining the timing or terms of equity awards, and the Company does not time the disclosure of material non-public information to affect the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false